EARNINGS (LOSS) PER SHARE (Details Narrative) - $ / shares	3 Months Ended		7 Months Ended	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2018
Earnings Loss Per Share
Loss per share	$ 0.00	$ 0.00	$ (0.01)	$ (0.01)